UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Markets Income Trust

8/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Bonds – 98.3%
U.S. Bonds – 92.7%
Agency - Other – 13.6%
Financing Corp., 10.7%, 2017	$4,095,001	$6,277,912
Financing Corp., 9.4%, 2018	3,085,000	4,522,585
Financing Corp., 9.8%, 2018	4,350,000	6,509,919
Financing Corp., 10.35%, 2018	6,820,000	10,620,131
Financing Corp., STRIPS, 0%, 2017	5,000,000	4,132,120

		$32,062,667

Asset-Backed & Securitized – 4.3%
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	$1,000,000	$1,064,218
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,222,564
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,366,646	1,407,704
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	515,229
CWCapital LLC, 5.223%, 2048	1,000,000	1,019,740
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,000,000	1,022,776
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	1,000,000	1,023,988
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	754,902	792,172
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	750,000	238,630
Prudential Securities Secured Financing Corp., FRN, 7.315%, 2013 (z)	1,819,000	1,767,674

		$10,074,695

Cable TV – 0.5%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,282,555

Chemicals – 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$626,743
Dow Chemical Co., 9.4%, 2039	70,000	99,359

		$726,102

Computer Software - Systems – 0.3%
International Business Machines Corp., 8%, 2038	$500,000	$750,669

Energy - Integrated – 0.0%
Hess Corp., 8.125%, 2019	$30,000	$39,100

Food & Beverages – 1.0%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$750,000	$960,577
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	231,000	284,525
Kraft Foods, Inc., 6.125%, 2018	960,000	1,126,753

		$2,371,855

Local Authorities – 1.2%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$580,000	$631,974
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	40,274
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	1,650,000	1,750,353
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	488,354

		$2,910,955

Major Banks – 0.4%
Bank of America Corp., 7.625%, 2019	$170,000	$198,978
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	794,450

		$993,428

Mortgage-Backed – 46.6%
Fannie Mae, 4.79%, 2012	$121,613	$128,788
Fannie Mae, 4.542%, 2013	950,961	1,015,562
Fannie Mae, 5%, 2013 - 2040	5,152,377	5,473,392

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.06%, 2013	375,438	$396,961
Fannie Mae, 5.37%, 2013	987,403	1,049,346
Fannie Mae, 4.77%, 2014	462,518	506,423
Fannie Mae, 4.841%, 2014	2,662,774	2,905,315
Fannie Mae, 5.1%, 2014	499,839	552,330
Fannie Mae, 4.7%, 2015	455,680	501,293
Fannie Mae, 4.74%, 2015	369,956	407,902
Fannie Mae, 4.78%, 2015	516,845	572,549
Fannie Mae, 4.815%, 2015	541,778	599,997
Fannie Mae, 4.82%, 2015	916,480	1,010,972
Fannie Mae, 4.85%, 2015	325,321	359,360
Fannie Mae, 4.86%, 2015	151,159	166,714
Fannie Mae, 4.87%, 2015	344,410	381,230
Fannie Mae, 4.89%, 2015	386,100	427,502
Fannie Mae, 5.466%, 2015	853,773	961,730
Fannie Mae, 5.09%, 2016	500,000	561,806
Fannie Mae, 5.424%, 2016	758,540	856,963
Fannie Mae, 5.845%, 2016	358,448	396,970
Fannie Mae, 6.5%, 2016 - 2037	4,527,076	4,998,108
Fannie Mae, 5.05%, 2017	521,340	586,043
Fannie Mae, 5.3%, 2017	574,163	647,483
Fannie Mae, 5.5%, 2017 - 2037	34,422,427	37,156,442
Fannie Mae, 6%, 2017 - 2037	9,733,381	10,600,450
Fannie Mae, 4.88%, 2020	283,081	316,362
Freddie Mac, 5%, 2016 - 2040	12,048,296	12,846,674
Freddie Mac, 6%, 2021 - 2038	4,535,060	4,887,334
Freddie Mac, 4.5%, 2024	1,174,820	1,243,668
Freddie Mac, 5.5%, 2024 - 2036	7,513,650	8,059,462
Freddie Mac, 6.5%, 2037	1,497,316	1,629,686
Ginnie Mae, 5.5%, 2033 - 2038	5,208,351	5,666,374
Ginnie Mae, 5.612%, 2058	1,130,363	1,234,308
Ginnie Mae, 6.357%, 2058	1,000,263	1,101,735

		$110,207,234

Municipals – 2.7%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$620,000	$776,290
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	3,075,000	3,769,581
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	755,000	949,465
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	745,000	963,009

		$6,458,345

Natural Gas - Pipeline – 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$21,000	$24,795
Kinder Morgan Energy Partners, 6.85%, 2020	1,000,000	1,180,938

		$1,205,733

Network & Telecom – 0.3%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$605,205

Oil Services – 0.6%
Smith International, Inc., 9.75%, 2019	$1,000,000	$1,424,744

Other Banks & Diversified Financials – 0.5%
Capital One Financial Corp., 8.8%, 2019	$280,000	$354,642

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 8.5%, 2019	$94,000	$114,941
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	750,000	709,688

		$1,179,271

Pollution Control – 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$1,000,000	$1,103,750

Real Estate – 0.4%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$853,382

Retailers – 0.4%
Staples, Inc., 9.75%, 2014	$750,000	$931,007

Tobacco – 1.2%
Altria Group, Inc., 9.7%, 2018	$500,000	$661,380
Altria Group, Inc., 9.25%, 2019	250,000	327,632
Lorillard Tobacco Co., 8.125%, 2019	796,000	917,359
Lorillard Tobacco Co., 6.875%, 2020	1,000,000	1,055,804

		$2,962,175

U.S. Government Agencies and Equivalents – 4.5%
Aid-Egypt, 4.45%, 2015	1,755,000	$1,978,727
Farmer Mac, 5.5%, 2011 (n)	3,010,000	3,142,157
Small Business Administration, 8.875%, 2011	26,158	26,426
Small Business Administration, 6.35%, 2021	607,846	663,146
Small Business Administration, 6.34%, 2021	579,418	632,752
Small Business Administration, 6.44%, 2021	563,501	616,964
Small Business Administration, 6.625%, 2021	619,410	680,823
Small Business Administration, 5.52%, 2024	884,408	962,381
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,580,000	1,658,649
U.S. Department of Housing & Urban Development, 6.59%, 2016	299,000	300,784

		$10,662,809

U.S. Treasury Obligations – 12.9%
U.S. Treasury Bonds, 4.75%, 2037	$2,000,000	$2,455,000
U.S. Treasury Bonds, 4.375%, 2038	3,225,000	3,731,931
U.S. Treasury Bonds, 4.5%, 2039	2,500,000	2,939,845
U.S. Treasury Notes, 4.625%, 2011	3,500,000	3,650,392
U.S. Treasury Notes, 1.375%, 2013	550,000	560,270
U.S. Treasury Notes, 4%, 2015	4,140,000	4,651,033
U.S. Treasury Notes, 2.625%, 2016	4,499,000	4,754,530
U.S. Treasury Notes, 4.75%, 2017 (f)	3,389,000	4,022,055
U.S. Treasury Notes, 3.75%, 2018	975,000	1,091,696
U.S. Treasury Notes, 3.125%, 2019	2,500,000	2,663,280

		$30,520,032

Total U.S. Bonds		$219,325,713

Foreign Bonds – 5.6%
Brazil – 1.0%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$111,125
BNDES Participacoes S.A., 6.5%, 2019 (n)	475,000	546,250
Federative Republic of Brazil, 11%, 2040	183,000	250,802
Federative Republic of Brazil, 5.625%, 2041	323,000	348,840
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	226,000	255,663
Petrobras International Finance Co., 7.875%, 2019	453,000	554,606
Vale Overseas Ltd., 6.875%, 2039	93,000	106,500

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Brazil – continued
Votorantim Participacoes S.A., 6.75%, 2021 (n)	$125,000	$133,125

		$2,306,911

Canada – 0.9%
Rogers Communications, Inc., 6.8%, 2018	$1,000,000	$1,230,466
Talisman Energy, Inc., 7.75%, 2019	650,000	820,134

		$2,050,600

Chile – 0.6%
Colbun S.A., 6%, 2020 (n)	$704,000	$742,200
Empresa Nacional del Petroleo, 6.25%, 2019	214,000	233,096
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	429,000	475,546

		$1,450,842

India – 0.1%
State Bank of India, 4.5%, 2015 (n)	$267,000	$275,592

Luxembourg – 0.1%
ArcelorMittal, 6.125%, 2018	$33,000	$35,011
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	200,000	203,845

		$238,856

Malaysia – 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$512,397

Mexico – 0.4%
Pemex Project Funding Master Trust, 5.75%, 2018	$160,000	$174,633
Petroleos Mexicanos, 5.5%, 2021 (n)	100,000	104,385
Petroleos Mexicanos, 6%, 2020 (n)	404,000	437,330
Petroleos Mexicanos, 8%, 2019	228,000	281,580

		$997,928

Peru – 0.2%
Republic of Peru, 8.75%, 2033	$180,000	$267,300
Southern Copper Corp., 6.75%, 2040	117,000	126,287

		$393,587

Portugal – 0.1%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$100,118

Qatar – 0.5%
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	$268,000	$281,883
Qtel International Finance Ltd., 7.875%, 2019	132,000	162,261
Qtel International Finance Ltd., 7.875%, 2019 (n)	213,000	261,830
State of Qatar, 5.15%, 2014 (n)	477,000	519,930

		$1,225,904

Russia – 1.1%
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	$1,057,000	$1,076,766
Gaz Capital S.A., 8.125%, 2014 (n)	509,000	571,353
VEB Finance Ltd., 6.902%, 2020 (n)	593,000	637,475
VTB Capital S.A., 6.465%, 2015 (n)	307,000	314,675

		$2,600,269

South Africa – 0.1%
Myriad International Holdings B.V., 6.375%, 2017 (n)	$174,000	$178,141
Republic of South Africa, 5.5%, 2020	140,000	155,575

		$333,716

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
United Kingdom – 0.3%
Diageo Capital PLC, 5.75%, 2017	$520,000	$610,516

Total Foreign Bonds		$13,097,236

Total Bonds		$232,422,949

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	2,634,667	$2,634,667

Total Investments		$235,057,616

Other Assets, Less Liabilities – 0.6%		1,496,948

Net Assets – 100.0%		$236,554,564

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,854,420, representing 4.6% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN, 7.315%, 2013	12/06/04	$1,885,772	$1,767,674
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$73,245,508	$—	$73,245,508
Non-U.S. Sovereign Debt	—	7,002,918	—	7,002,918
Municipal Bonds	—	6,458,345	—	6,458,345
Corporate Bonds	—	19,339,931		19,339,931
Residential Mortgage-Backed Securities	—	110,207,234	—	110,207,234
Commercial Mortgage-Backed Securities	—	10,074,695	—	10,074,695
Foreign Bonds	—	6,094,318	—	6,094,318
Mutual Funds	2,634,667	—	—	2,634,667

Total Investments	$2,634,667	$232,422,949	$—	$235,057,616

Other Financial Instruments
Futures	$(65,294)	$—	$—	$(65,294)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$216,136,191

Gross unrealized appreciation	$19,743,624
Gross unrealized depreciation	(822,199)

Net unrealized appreciation (depreciation)	$18,921,425

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 8/31/10

Futures Contracts Outstanding at 8/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	120	$15,075,000	December-2010	$(29,713)
U.S. Treasury Bond 30 yr (Short)	USD	87	11,747,719	December-2010	(35,581)

					$(65,294)

At August 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,833,578	46,185,888	(55,384,799)	2,634,667

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,168	$2,634,667

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.